CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated deficits [Member]	Accumulated other comprehensive income [Member]	Treasury stock, at cost [Member]	Parent [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2014	$ 91,671,849	$ 952,372	$ 161,924,810	$ (86,190,592)	$ 34,584,804	$ (20,109,451)	$ 91,161,943	$ 509,906
Balance (in shares) at Dec. 31, 2014		95,237,174				(12,487,383)
Net income (loss)	(40,249,781)	$ 0	0	(40,158,654)	0	$ 0	(40,158,654)	(91,127)
Foreign currency translation adjustments	(5,895,181)	0	0	0	(5,868,899)	0	(5,868,899)	(26,282)
Unrealized gain of available-for-sales securities	133,864,495	0	0	0	133,864,495	0	133,864,495	0
Exercise of restricted share units	0	$ 3,000	(3,000)	0	0	$ 0	0	0
Exercise of restricted share units (in shares)		300,000				0
Share-based compensation	71,333	$ 0	71,333	0	0	$ 0	71,333	0
Share buy-back	(750,000)	$ (65,187)	(684,813)	0	0	$ 0	(750,000)	0
Share buy-back (in shares)		(6,518,656)				0
Balance at Dec. 31, 2015	178,712,715	$ 890,185	161,308,330	(126,349,246)	162,580,400	$ (20,109,451)	178,320,218	392,497
Balance (in shares) at Dec. 31, 2015		89,018,518				(12,487,383)
Net income (loss)	3,408,663	$ 0	0	3,438,370	0	$ 0	3,438,370	(29,707)
Foreign currency translation adjustments	(27,222,102)	0	0	0	(27,198,445)	0	(27,198,445)	(23,657)
Unrealized gain of available-for-sales securities	(54,516,694)	0	0	0	(54,516,694)	0	(54,516,694)	0
Exercise of restricted share units	0	$ 28,000	(28,000)	0	0	$ 0	0	0
Exercise of restricted share units (in shares)		2,800,000				0
Share-based compensation	658,000	$ 0	658,000	0	0	$ 0	658,000	0
Share buy-back	(1,530,895)			0	0	$ (1,530,895)	(1,530,895)	0
Share buy-back (in shares)						(3,924,260)
Balance at Dec. 31, 2016	$ 99,509,687	$ 918,185	161,938,330	(122,910,876)	80,865,261	$ (21,640,346)	99,170,554	339,133
Balance (in shares) at Dec. 31, 2016	91,818,518	91,818,518				(16,411,643)
Net income (loss)	$ 12,379,846	$ 0	0	12,384,303	0	$ 0	12,384,303	(4,457)
Foreign currency translation adjustments	11,167,377	0	(1)	0	11,146,614	0	11,146,613	20,764
Unrealized gain of available-for-sales securities	(31,042,912)	0	0	0	(31,042,912)	0	(31,042,912)	0
Exercise of restricted share units	0	$ 659	(659)	0	0	$ 0	0	0
Exercise of restricted share units (in shares)		65,884				0
Share-based compensation	25,000	$ 0	25,000	0	0	$ 0	25,000	0
Share buy-back	(4,694,950)			0	0	$ (4,694,950)	(4,694,950)	0
Share buy-back (in shares)						(21,869,949)
Balance at Dec. 31, 2017	$ 87,344,048	$ 918,844	$ 161,962,670	$ (110,526,573)	$ 60,968,963	$ (26,335,296)	$ 86,988,608	$ 355,440
Balance (in shares) at Dec. 31, 2017	91,884,402	91,884,402				(38,281,592)